UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5595

                      ACM GOVERNMENT OPPORTUNITY FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ACM GOVERNMENT OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

                                                                                  Principal
                                                                                     Amount
                                                                                      (000)      U.S. $ Value
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND GOVERNMENT SPONSORED AGENCY OBLIGATIONS--92.8%
U.S. Treasury Notes--53.1%
   2.25%, 2/15/07 (a)                                                     US$         3,600     $   3,515,623
   2.75%, 8/15/07 (a)                                                                 6,000         5,879,532
   3.125%, 5/15/07 (a)                                                               17,800        17,616,446
   3.50%, 11/15/09 (a)                                                               13,000        12,806,521
   3.875%, 1/15/09                                                                    3,415         3,774,082
   5.75%, 11/15/05 (b)                                                                1,040         1,053,934
   6.50%, 2/15/10 (c)                                                                10,000        11,131,640
   6.75%, 5/15/05                                                                     2,050         2,052,563
                                                                                                -------------
                                                                                                   57,830,341
                                                                                                -------------
U.S. Treasury Bonds--33.8%
   6.25%, 5/15/30                                                                    10,700        13,321,917
   12.75%, 11/15/10                                                                   3,250         3,411,866
   13.25%, 5/15/14                                                                    5,250         7,078,066
   14.00%, 11/15/11                                                                  11,250        12,987,596
                                                                                                -------------
                                                                                                   36,799,445
                                                                                                -------------
Mortgage Related Securities--5.9%
Federal Home Loan Mortgage Corp.
   5.125%, 11/07/13                                                                   2,000         2,006,404
Federal National Mortgage Association
   6.50%, TBA                                                                         3,500         3,638,908
   7.50%, 11/01/29                                                                      247           265,281
   8.00%, 6/01/28                                                                       197           214,872
Government National Mortgage
   Association
   6.50%, 2/15/29                                                                       267           280,042
                                                                                                -------------
                                                                                                    6,405,507
                                                                                                -------------
Total U.S. Government And Government Sponsored Agency Obligations
   (cost $103,021,067)                                                                            101,035,293
                                                                                                -------------

SOVEREIGN DEBT OBLIGATIONS--38.6%
Argentina--3.7%
Republic of Argentina
   3.01%, 8/03/12 FRN                                                                 3,517         2,927,903
   12.25%, 6/19/18 (d)                                                                2,123           643,754
   15.50%, 12/19/08 (d)                                                               1,520           460,256
                                                                                                -------------
                                                                                                    4,031,913
                                                                                                -------------
Brazil--3.0%
Federal Republic of Brazil
  11.00%, 8/17/40 (a)                                                                 2,704         3,066,336
  DCB FRN
  Series L
  4.313%, 4/15/12                                                                       268           250,601

                                                                                                -------------
                                                                                                    3,316,937
                                                                                                -------------

                                                                                  Principal
                                                                                     Amount
                                                                                      (000)      U.S. $ Value
-------------------------------------------------------------------------------------------------------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (e)                                                     US$           360     $     444,600
                                                                                                -------------
Colombia--2.0%
Republic of Colombia
   11.75%, 3/01/10                                                        COP     5,000,000         2,165,822
                                                                                                -------------
Ecuador--4.8%
Republic of Ecuador
   Zero Coupon, 10/11/05                                                  US$           834           813,751
   8.00%, 8/15/30 (e)(f)                                                              5,453         4,416,930
                                                                                                -------------
                                                                                                    5,230,681
                                                                                                -------------
Hungary--0.8%
Hungary Government Bond
   8.25%, 10/12/09 (c)                                                    HUF       165,000           864,677
                                                                                                -------------
Indonesia--1.8%
Indonesia Recapital Bond
   13.15%, 3/15/10                                                        INR    17,000,000         1,927,377
                                                                                                -------------
Mexico--5.7%
Mexican Bonos
  8.00%, 12/19/13 -12/07/23 (c)                                           MXP        34,206         2,525,878
  9.00%, 12/20/12 (c)                                                                40,951         3,417,351
  10.00%, 12/05/24 (c)                                                                2,724           227,115
                                                                                                -------------
                                                                                                    6,170,344
                                                                                                -------------
Panama--0.7%
Republic of Panama
   3.715%, 7/17/14 (f)                                                    US$           261           252,581
   9.375%, 7/23/12-4/01/29                                                              425           499,800
                                                                                                -------------
                                                                                                      752,381
                                                                                                -------------
Peru--1.7%
Republic of Peru
   8.375%, 5/03/16                                                                      625           668,750
   8.75%, 11/21/33                                                                       50            52,750
   9.125%, 2/21/12                                                                      185           210,900
   9.875%, 2/06/15                                                                      815           959,663
                                                                                                -------------
                                                                                                    1,892,063
                                                                                                -------------
Philippines--1.6%
Republic of Philippines
   9.50%, 2/02/30                                                                       230           225,400
   10.625%, 3/16/25                                                                   1,436         1,550,880
                                                                                                -------------
                                                                                                    1,776,280
                                                                                                -------------
Poland--2.2%
Poland Government Bond
   6.00%, 5/24/09 (c)                                                     PLZ         8,000         2,435,716
                                                                                                -------------

                                                                                  Principal
                                                                                     Amount
                                                                                      (000)      U.S. $ Value
-------------------------------------------------------------------------------------------------------------
Russia--2.7%
Russian Ministry of Finance
   3.00%, 5/14/08                                                         US$         3,145     $   2,924,850
                                                                                                -------------
South Africa--0.8%
Republic of South Africa
   13.50%, 9/15/15 (c)                                                   ZAR          4,200           931,897
                                                                                                -------------
Turkey--2.4%
Turkey Government Bond
   Zero Coupon, 8/24/05
                                                                          TRL         3,759         2,575,786
                                                                                                -------------
Ukraine--2.3%
Government of Ukraine
   6.875%, 3/04/11 (e)                                                    US$           150           156,375
   7.65%, 6/11/13 (e)                                                                 1,321         1,413,470
   11.00%, 3/15/07 (e)                                                                  840           901,990
                                                                                                -------------
                                                                                                    2,471,835
                                                                                                -------------
Venezuela--2.0%
Republic of Venezuela
   4.15%, 4/20/11 FRN                                                                   210           186,900
   9.25%, 9/15/27                                                                     2,000         1,970,000
                                                                                                -------------
                                                                                                    2,156,900
                                                                                                -------------
Total Sovereign Debt Obligations
   (cost $41,101,995)                                                                              42,070,059
                                                                                                -------------
SUPRANATIONAL DEBT OBLIGATIONS--3.3%
International Bank for Reconstruction
 and Development
   Zero Coupon, 2/17/26 (c)
   (cost $1,414,279)                                                      ZAR       110,000         3,605,255
                                                                                                -------------
SHORT-TERM INVESTMENT--4.3%
Repurchase Agreement--4.3%
Deutsche Bank
  2.88%, dated 4/26/05,due 5/02/05 in the amount of $4,701,128
  (cost $4,700,000, collateralized by $5,250,000 U.S. Treasury Bond,      US$         4,700         4,700,000
  13.25%, due 5/15/04, value $7,400,897)                                                        -------------

Total Investments--139.0%
   (cost $150,237,341)                                                                            151,410,607
Other assets less liabilities--(39.0%)                                                            (42,448,179)
                                                                                                -------------
Net Assets--100%                                                                                $ 108,962,428
                                                                                                -------------

FINANCIAL FUTURES CONTRACTS SOLD

                     Number of    Expiration    Original      Value at     Unrealized
       Type          Contracts       Month       Value       May 1,2005   Depreciation
--------------------------------------------------------------------------------------
U.S. Treasury Note      27         June 2005   $2,961,984    $3,008,390     $(46,406)
   10 Yr Futures

FORWARD EXCHANGE CURRENCY CONTRACTS

                            Contract       U.S. $ Value          U.S. $        Unrealized
                             Amount       On Origination        Current       Appreciation/
                              (000)            Date              Value       (Depreciation)
------------------------------------------------------------------------------------------
Buy Contracts                64,943          5,845,410         5,874,120       $  28,710
Mexican Peso,
   settling 5/02/05
South African Rand,           1,718            273,850           282,034           8,184
   settling 5/13/05
Sale Contracts
Hungarian Forint,           179,751            928,946           916,078          12,868
   settling 5/18/05
Mexican Peso,                64,943          5,790,555         5,874,120         (83,565)
   settling 5/02/05
Mexican Peso,                64,943          5,810,111         5,820,452         (10,342)
   settling 6/02/05
Polish Zloty,                 3,944          1,236,852         1,185,228          51,624
   settling 5/06/05
South African Rand,          17,938          2,908,449         2,944,016          35,567
   settling 5/13/05

REVERSE REPURCHASE AGREEMENTS

                                      Interest
Broker                                  Rate         Maturity         Amount
--------------------------------------------------------------------------------
Barclays Bank International Ltd.        0.00%        12/30/05      $ 2,190,640
Deutsche Bank Alex Brown, Inc.          2.55         05/03/05      $17,536,560
Deutsche Bank Alex Brown, Inc.          2.60         05/03/05      $12,760,800
Deutsche Bank Alex Brown, Inc.          2.65         05/03/05      $ 9,276,120
                                                                   -----------
                                                                   $41,764,120
                                                                   -----------

(a) Position, or portion thereof, with an aggregate market value of $43,232,778 have been segregated to collateralize reverse repurchase agreements.
(b) Position, or portion thereof, with an aggregate market value of $1,081,234, has been segregated to collateralize open futures contracts.
(c) Position, or portion thereof, with an aggregate market value of $25,139,529 has been segregated to collateralize forward exchange currency contracts.
(d)   Security is in default and is non-income producing.
(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate market value of these securities amounted to $7,333,365 or 6.7% of net assets.
(f) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2005.

      Currency Abbreviations:

      COP- Colombian Peso
      HUF-Hungarian Forint
      INR-Indonesian Rupiah
      MXP - Mexican Peso
      PLZ- Polish Zloty
      TRL-Turkish Lira
      US$ - United States Dollar
      ZAR - South African Rand

      Glossary of Terms:

      DCB - Debt Conversion Bonds
      FRN - Floating Rate Note
      TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Government Opportunity Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005